WARRANTS (Details Narrative) - $ / shares	Dec. 31, 2022	Oct. 10, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 11.50
Share Price	$ 11.09
Warrants outstanding	16,708,414
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 0.01
Share Price	$ 16.00
Warrants outstanding	9,487,500
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	4,627,858
Private Warrants [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	4,627,858
Penny Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,593,056
Warrants 10 [Member]
Class of Warrant or Right [Line Items]
Share Price	$ 10
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,600,000	457,142